Schedule of deferred revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Beginning balance	$ 29,120	$ 126,440
Add: net increase in current period of deferred revenue	22,139	29,120
Less: revenue recognized from beginning deferred revenue	(29,120)	(126,440)
Ending balance	$ 22,139	$ 29,120